FUTURE POLICY BENEFITS - Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	$ 19,902	$ 19,547
Expected future gross premiums, Undiscounted	8,010	9,604
Expected future benefit payments, Discounted	11,039	9,875
Expected future gross premiums, Discounted	4,660	4,918
Direct Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	12,564	14,524
Expected future gross premiums, Undiscounted	8,010	9,604
Expected future benefit payments, Discounted	6,518	6,911
Expected future gross premiums, Discounted	4,660	4,918
Pension Risk Transfer
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	7,338	5,023
Expected future gross premiums, Undiscounted	0	0
Expected future benefit payments, Discounted	4,521	2,964
Expected future gross premiums, Discounted	$ 0	$ 0